Combined Statements of Comprehensive Income (FY) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Comprehensive Income [Abstract]
Net change in fair value of cash flow hedges, net of tax (expense) benefit	$ (3)	$ 6	$ 1
Actuarial gains (losses) and prior service credits (costs) for defined benefit pension plans and other postretirement benefit plans, net of tax (expense) benefit	$ (16)	$ 4	$ (13)